As filed with the Securities and Exchange Commission on August 3, 2000

                                                              File No. 333-88877
                                                              File No. 811-09625

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ X ]

                           Pre-Effective Amendment No. 1                   [ X ]

                           Post-Effective Amendment No. _                  [   ]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

                           Amendment No. 1                                 [ X ]

                    THE KELMOORE STRATEGY(TM) VARIABLE TRUST
                    ----------------------------------------
               (Exact Name of Registrant as Specified on Charter)

          2471 E. Bayshore Road, Suite 501, Palo Alto, California 94303
          -------------------------------------------------------------
           (Address of Principal Executive Offices including Zip Code)

                                 (800) 486-3717
              (Registrant's Telephone Number, including Area Code)

                            Shawn K. Young, President
                    The Kelmoore Strategy(TM) Variable Trust
                        2471 E. Bayshore Road, Suite 501
                           Palo Alto, California 94303
                     (Name and Address of Agent for Service)

Copies to:

Kimberly J. Smith, Esq.                          Ms. Sandra L. Adams
Sutherland Asbill & Brennan LLP                  PFPC Inc.
1275 Pennsylvania Avenue, N.W.                   3200 Horizon Drive
Washington, DC  20004                            King of Prussia, PA  19406-0903

Approximate Date of Proposed Public Offering: As soon as practicable after the Effective date of this Registration Statement.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

    The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the
   Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              Subject to Completion

                  Preliminary Prospectus dated August 15, 2000


                              [OUTSIDE FRONT COVER]





                       Kelmoore Strategy(TM) Variable Fund
                    Kelmoore Strategy(TM) Variable Eagle Fund







This prospectus contains important information about The Kelmoore Strategy(TM) Variable Fund and the Kelmoore Strategy(TM) Variable Eagle Fund which are available only through the purchase of a variable annuity contract or variable life insurance policy through a separate account of an insurance company. This prospectus should be accompanied by the prospectus for such contract. These prospectuses contain important information. Please read them before investing and keep them for future reference.










The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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                                TABLE OF CONTENTS



         RISK/RETURN SUMMARY

         WHAT ARE THE FUNDS?

                  KELMOORE STRATEGY(TM) VARIABLE FUND
                  What is the Fund's Primary Goal?                      5
                  What is the Fund's Main Strategy?                     5
                  What are the Fund's Main Risks?                       6
                  Who may want to invest in the Fund?                   7

                  KELMOORE STRATEGY(TM) VARIABLE EAGLE FUND
                  What is the Fund's Primary Goal?                      7
                  What is the Fund's Main Strategy?                     7
                  What are the Fund's Main Risks?                       8
                  Who may want to invest in the Fund?                   9

                  Bar Chart and Performance Table                       9

         MAIN STRATEGY                                                  10



         MAIN RISKS                                                     12

         MANAGEMENT OF THE FUNDS                                        13

         PURCHASE AND REDEMPTION OF SHARES                              14

         DIVIDENDS, DISTRIBUTIONS AND TAXES                             15

         SPECIAL INFORMATION ABOUT THE FUNDS                            16

         FINANCIAL HIGHLIGHTS                                           17

         ADDITIONAL INFORMATION

                  Shareholder Reports                                Back Cover
                  Statement of Additional Information                Back Cover

--------------------------------------------------------------------------------

                               RISK/RETURN SUMMARY

WHAT ARE THE FUNDS?

The Kelmoore Strategy(TM) Variable Fund and the Kelmoore Strategy(TM) Variable Eagle Fund (each a "Fund" and collectively the "Funds") are mutual funds that are available only through the purchase of a variable annuity contract or variable life insurance policy issued through a separate account of an insurance company. Before you invest, please read this prospectus along with the prospectus describing the variable annuity contract or variable life insurance policy ("Variable Contract"). Keep both prospectuses for future reference.


Only insurance company separate accounts may purchase shares of the Funds. You may not invest directly in the Funds. You should read the Variable Contract prospectus for information about:

                  o        Purchasing the Variable Contract
                  o        The terms of the Variable Contract
                  o        Expenses related to purchasing the Variable Contract


                       KELMOORE STRATEGY(TM) VARIABLE FUND

WHAT IS THE FUND'S PRIMARY GOAL?

The Fund's primary goal is to maximize realized gains from writing covered options on common stocks. This goal cannot be changed without shareholder approval. As with any mutual fund, there is no guarantee that a Fund will achieve its goal.


WHAT IS THE FUND'S MAIN STRATEGY?

The Fund's main strategy is to purchase the common stocks of a limited number of large companies which have strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Fund will consist primarily of mid and large cap leaders in finance, consumer goods, manufacturing, resources and technology.


When the Fund purchases a stock, it simultaneously writes covered call options on the stock. The options written by the Fund are considered "covered" because the Fund owns the stock against which the options are written. As a result, the number of covered call options the Fund can write against any particular stock is limited by the number of shares of that stock the Fund holds.


To maximize options premiums generated, Kelmoore Investment Company, Inc. (the "Adviser") writes as many covered call options on the stocks the Fund owns as it can in order to maximize gains. The Adviser writes options of a duration and exercise price which provide the Fund with the highest expected return.



The Fund will typically hold no more than forty common stocks. This number may fluctuate at the discretion of the Adviser. The issuers of stocks selected for investment by the Fund will have a market capitalization in excess of $10 billion and will tend to have most of the following characteristics:

                  o        considered to be industry leaders

                  o        have strong financial fundamentals
                  o        are widely-held and have a high daily trading volume
                  o        are multi-national corporations
                  o        have relatively stable prices and dividends



WHAT ARE THE FUND'S MAIN RISKS?

As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, will fluctuate. If the net asset value of shares declines below the price you paid, you will lose money. The performance of the Fund may also vary substantially from year to year. The Fund by itself does not constitute a balanced investment program. The principal risks associated with an investment in the Fund include:


         Risks of investing in stocks:

                  o stock market risk, or the risk that the price of the securities owned by the Fund may fall due to changing economic, political or market conditions

                  o selection risk, or the risk that the stocks or sectors owned by the Fund will underperform the stock market as a whole or certain sectors of the stock market

                  o risk of reduction in the amount of dividends a stock pays


         Risks of writing covered call options:

                  o        risk of limiting gains on stocks in a rising market

                  o        risk of unanticipated exercise of the option

                  o        lack of liquid options market

                  o        decreases in option premiums

         Other Risks:

                  o lack of liquidity in connection with purchases and sales of portfolio securities

                  o        relatively higher cost of options trades

                  o forced liquidation of securities underlying the options

                  o loss of part or all of your money invested in the Fund



An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST IN THE FUND?

Kelmoore Strategy(TM) Variable Fund may be appropriate for you if you:

                  o are seeking to maximize short-term capital gains in the form of dividends and are willing to assume more risk to increase the level of those gains

                  o can accept the risks of investing in a portfolio of common stocks and their related options

                  o are seeking a disciplined and continual reinvestment of premiums generated from writing options

                  o can tolerate performance which can vary substantially from year to year


YOU SHOULD NOT INVEST IN THIS FUND IF YOU ARE SEEKING CAPITAL APPRECIATION OR PREDICTABLE LEVELS OF INCOME OR ARE INVESTING FOR A SHORT PERIOD OF TIME.


                    KELMOORE STRATEGY(TM) VARIABLE EAGLE FUND

WHAT IS THE FUND'S PRIMARY GOAL?

The Fund's primary goal is to maximize realized gains from writing covered options on common stocks. This goal cannot be changed without shareholder approval. As with any mutual fund, there is no guarantee that a Fund will achieve its goal.

WHAT IS THE FUND'S MAIN STRATEGY?

The main strategy of the Kelmoore Strategy(TM) Variable Eagle Fund is to purchase the common stocks of a limited number of Technology, Communications and Financial companies which have strong financial fundamentals, and to continually sell or "write" related covered call options against substantially all of the shares of stock it owns. The Adviser generally seeks over time to maintain a balance of the Fund's assets invested among these three sectors. In addition, the Fund may from time to time purchase a stock not in the market sectors noted above if particularly attractive options may be sold against the stock. The Fund will consist primarily of mid and large cap leaders in Technology and Communications.

When the Fund purchases a stock, it simultaneously writes covered call options on the stock. The options written by the Fund are considered "covered" because the Fund owns the stock against which the options are written. As a result, the number of covered call options the Fund can write against any particular stock is limited by the number of shares of that stock the Fund holds.

To maximize options premiums generated, the Adviser writes as many covered call options on the stocks the Fund owns as it can. The Adviser writes options of a duration and exercise price which provide the Fund with the highest expected return.

The Fund will typically hold no more than thirty common stocks. This number may fluctuate at the discretion of the Adviser. The issuers of stock selected for investment by the Fund will have a market capitalization in excess of $500 million and will tend to have most of the following characteristics:

                  o        considered to be leading edge technology companies
                  o        have a commanding marketing position
                  o        are widely-held and have a high daily trading volume
                  o        have strong financial fundamentals
                  o have a higher volatility than the stocks selected by the Kelmoore Strategy(TM)Variable Fund

WHAT ARE THE FUND'S MAIN RISKS?

As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, will fluctuate. If the net asset value of your shares declines below the price you paid, you will lose money. The performance of the Fund may also vary substantially from year to year. The principal risks associated with an investment in the Fund include:

         Risks of investing in stocks:

                  o enhanced stock market risk, or the risk that the price of the securities owned by the Fund may fall due to changing economic, political or market conditions

                  o enhanced selection risk, or the risk that the stocks of sectors selected by the Fund will substantially underperform the stock market as a whole or certain sectors of the stock market

                  o financial risk, or the risk that the stock may file bankruptcy proceedings or be acquired on unfavorable terms to the stockholders

                  o technology risk, or the risk that new products, systems or information will be developed and introduced to the marketplace substantially reducing the value of the stock

                  o risk of reduction in the amount of dividends a stock pays

         Risks of writing covered call options:

                  o        risk of limiting gains on stocks in a rising market

                  o        risk of unanticipated exercise of the option

                  o        lack of liquid options markets

                  o        decreases in option premiums

         Other risks:

                  o lack of liquidity in connection with purchases and sales of portfolio securities

                  o        relatively higher cost of options trades

                  o forced liquidation of securities underlying the options

                  o loss of part or all of your money invested in the Fund

WHO MAY WANT TO INVEST IN THE FUND?

The Fund may be appropriate for you if you:

                  o are seeking to maximize short-term capital gains in the form of dividends and are willing to assume more risk to increase the level of those gains

                  o can accept the risks of investing in a portfolio of common stocks and their related options

                  o are seeking a disciplined and continual reinvestment of premiums generated from writing options

                  o can tolerate performance which can vary substantially from year to year

                  o can accept wide variation in the value of the Fund's shares which could cause a capital loss upon redemption of shares

YOU SHOULD NOT INVEST IN THIS FUND IF YOU ARE SEEKING CAPITAL APPRECIATION OR PREDICTABLE LEVELS OF INCOME OR ARE INVESTING FOR A SHORT PERIOD OF TIME.


BAR CHART AND PERFORMANCE TABLE


Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in a mutual fund. Performance demonstrates how a fund's returns have varied over time. The Funds are recently organized and therefore have no performance history. Performance information will be included in the Prospectus when the Funds complete a full calendar year of operation. Each Fund's annual returns will also be compared to the returns of a benchmark index. As with all mutual funds, past performance does not indicate future results.



The investment objective, policies and management of the Funds are the same as the Kelmoore Strategy(TM) Fund and the Kelmoore Strategy(TM) Eagle Fund which are publicly offered "retail" mutual funds. Notwithstanding the general similarities, the retail funds and these Funds are separate mutual funds that will have different investment performance, and the Funds make no representation that their performance will be comparable to any other mutual fund.


                                  MAIN STRATEGY

To generate option premiums, the Funds each purchase the common stocks of a limited number of companies and simultaneously write covered call options on these stocks. As the options are exercised or expire, and the proceeds or underlying stock become available for reinvestment or cover, the Funds repeat the process.


The fundamentals of selling covered call options are as follows:

The Fund Sells the Option
-------------------------

Selling a call option is selling the right to an option buyer the right to purchase a specified number of shares (100 shares equals one option contract) from the Fund, at a specified price (the "exercise price") on or before a specified date (the "expiration date"). The call option is covered because the Fund owns, and has segregated, the shares of stock on which the option is based. A segregated account is established with the Fund's custodian to hold separately either the shares of stock or cash equal to the value of the Fund's obligation under the option. This eliminates certain risks associated with selling uncovered, or "naked" options.

The Fund Collects a Premium
---------------------------
For the right to purchase the underlying stock, the buyer of a call option pays a fee or "premium" to the Fund. The premium is paid at the time the option is purchased, and is not refundable to the buyer, regardless of what happens to the stock price.

If the Option is Exercised
--------------------------
The buyer of the option may elect to purchase the stock (exercise, or "call" the option) at the exercise price at any time before the option expires. The Fund is then obligated to deliver the shares at that price. Options are normally exercised on or before the expiration date if the market price of the stock exceeds the exercise price of the option. Generally, if the exercise price plus the option premium are higher than the price the Fund originally paid to purchase the stock, the Fund will realize a gain on the sale of the stock; if the exercise price and premium are lower, the Fund will realize a loss. By selling a covered call option, the Fund foregoes the opportunity to benefit from an increase in price of the underlying stock above the exercise price.

If the Option Expires
---------------------
If the market price of the stock does not exceed the exercise price, the call option will likely expire without being exercised. The Fund keeps the premium and the stock. The Fund then expects to sell new call options against those same shares of stock. This process is repeated until: a) an option is exercised, or
b) the stock is sold because it no longer meets the Adviser's investment criteria, a corporate event such as a merger or reorganization has occurred, or the proceeds are used to fund redemptions.


Other Features
--------------
The call options written by each Fund are listed for trading on one or more domestic securities exchanges and are issued by the Options Clearing Corporation ("OCC"). If a dividend is declared on stock underlying a covered call option written by the Fund, the dividend is paid to the Fund and not the owner of the covered call option.



For the Kelmoore Strategy(TM) Variable Fund, to decrease the risks of volatile or reduced premiums, the Adviser seeks to select underlying common stocks of larger companies which have high trading volumes and relatively stable prices and dividends. To reduce stock selection risk, the companies the Adviser selects generally are considered to be industry leaders and to have strong financial fundamentals. In addition, to reduce overall market risk, the Adviser normally invests across five different industry sectors.

For the Kelmoore Strategy(TM) Variable Eagle Fund, the Adviser seeks to select underlying common stocks of high growth companies which have high trading volumes, increased volatility and a greater price fluctuation than the stocks held by the Kelmoore Strategy(TM) Variable Fund. To reduce stock selection risk, the Adviser selects stocks that are generally considered to be industry leaders and have strong financial fundamentals. In addition, to reduce overall market risk, the Adviser normally invests across three industry sectors.


To reduce transaction costs and to avoid realizing capital gains or losses on portfolio stocks, the Adviser seeks, when practical, to hold portfolio stocks and to enter into closing purchase transactions before call options a Fund writes are exercised. It may be impractical in certain circumstances to effect such closing purchase transactions in a timely or advantageous manner, for example, if the option is exercised unexpectedly or if the market for the option is illiquid.



Secured Put Options
-------------------
A Fund may also write secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. Secured put option writing entails the Fund's sale of a put option to a third party for a premium and the Fund's concurrent deposit of liquid assets (cash or U.S. government securities) into a segregated account equal to the option's exercise price. A put option gives the buyer the right to put (sell) the stock underlying the option to the Fund at the exercise price at any time during a specified time period.


The Funds will only write secured put options in circumstances where the Fund desires to acquire the security underlying the option at the exercise price specified in the option. Put options written by a Fund are listed for trading on one or more domestic securities exchanges and are issued by the OCC.

When a Fund writes secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price significantly greater than the current market price of the stock. While the Fund's gain on a put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks the entire loss in the value of the stock.




Temporary Defensive Position
----------------------------
In attempting to respond to adverse market, economic, political or other conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents. When a Fund takes a temporary defensive position, it may not achieve its stated investment objective.


                                   MAIN RISKS

Investing In Equity Securities
------------------------------
Investing in equity securities includes the risks inherent in investing in stocks and the stock market generally. The value of securities in which each Fund invests, and therefore each Fund's net asset value, will fluctuate due to economic, political and market conditions. As with any mutual fund which invests in equity securities, there is also the risk that the securities or sectors selected by a Fund will underperform the stock market or certain sectors of the market or that the amount of any dividends paid on the securities will be reduced.

Writing Covered Call Options
----------------------------
When a Fund writes covered call options, it forgoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of the stock upon exercise of the option could be substantially below its prevailing market price. The purchaser of the call option may exercise the call at any time during the option period (the time between when the call is written and when it expires). Alternatively, if the value of the stock underlying the call option is below the exercise price, the call is not likely to be exercised, and the Fund could have an unrealized loss on the stock, offset by the amount of the premium received by the Fund when it wrote the option.

There is no assurance that a liquid market will be available at all times for a Fund to write call options or to enter into closing purchase transactions. In addition, the premiums the Fund receives for writing call options may decrease as a result of a number of factors, including a reduction in interest rates generally, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.

Lack Of Liquidity
-----------------
A Fund's investment strategy may result in a lack of liquidity in connection with purchases and sales of portfolio securities. Because the Adviser will seek generally to hold the underlying stocks in a Fund's portfolio, the Fund may be less likely to sell the existing stocks in its portfolio to take advantage of new investment opportunities, and the cash available to the Fund to purchase new stocks may consist primarily of proceeds received from the sale of new Fund shares.




                             MANAGEMENT OF THE FUNDS

Board Of Trustees
-----------------

The Fund's shareholders elect a Board of Trustees. The Trustees oversee each Fund's activities.


Investment Adviser
------------------

Kelmoore Investment Company, Inc. is the investment adviser for each Fund. The Adviser manages each Fund's investments and supervises the daily business affairs of the Funds. The Adviser is a registered investment adviser and broker-dealer. The Funds intend to place substantially all transactions in both stocks and options with the Adviser in its capacity as a registered broker-dealer. The Adviser was established in 1992 by Ralph M. Kelmon, Jr., who is the principal shareholder. The Adviser offers investment advisory and brokerage services to individual clients, trusts, corporations, institutions and private investment funds using the same investment strategy that the Funds employ. The Adviser manages the Kelmoore Strategy(TM) Fund and the Kelmoore Strategy(TM) Eagle Fund, open-end mutual funds with total assets in excess of $225 million. The Adviser's principal address is 2471 East Bayshore Road, Suite 501, Palo Alto, California 94303.


Advisory Fees
-------------

Under an investment advisory agreement between the Funds and the Adviser, each Fund has agreed to pay the Adviser a monthly fee at the annual rate of 1.00% of its average daily net assets. The Adviser has voluntarily undertaken to waive all or a portion of its fee and to reimburse certain expenses of the Funds so that the total operating expenses of each Fund for the initial fiscal year will not exceed 2.25%. The Adviser reserves the right to terminate this undertaking at any time, in its sole discretion. Any waiver or reimbursement by the Adviser is subject to reimbursement by the respective Fund within the first three years of the Fund's operations, to the extent such reimbursement by the Fund would not cause total operating expenses to exceed any current expense limitation.


Portfolio Manager
-----------------

The primary portfolio manager for each Fund is Matthew Kelmon. Mr. Kelmon has been Vice President of Trading for the Adviser from 1994 to the present. Mr. Kelmon manages the day-to-day trading activities of the Adviser and is responsible for designing and implementing the in-house software system (OPTRACKER(TM)) used in the investment process. Mr. Kelmon has been responsible for the day-to-day management and implementation of The Kelmoore Strategy(TM)for private accounts and limited partnerships from 1994 to the present. Mr. Kelmon also heads up the equity selection committee of the Adviser.

Principal Distributor
---------------------

It is anticipated that each Fund will place substantially all of its transactions, both in stocks and options with the Adviser in its capacity as a broker dealer. As the level of option writing increases, the level of commissions paid by the Fund to the Adviser increases. Because the Adviser receives compensation based on the amount of transactions completed, there is an incentive on the part of the Adviser to effect as many transactions as possible. While the Fund does not intend to trade the stocks in its portfolio actively, it is in the interest of the Funds to write as many options as possible, thereby maximizing the premiums it receives. In practice, the number of options written at any time will be limited to the value of the stocks and other assets in the Funds' portfolio used to cover or secure those options. Brokerage commissions are often greater in relation to options premiums then in relation to the price of the underlying stocks.


Distribution Plan
-----------------

The Funds have adopted Distribution (12b-1) Plans that allow each Fund to pay distribution and/or service fees for the sale and distribution of its shares and for services provided to shareholders. Each distribution plan permits the Fund to pay the Adviser, as the Fund's distributor, an annual fee not to exceed 0.25% of the average daily net assets of the Fund. The Adviser may use this fee to compensate sponsoring insurance companies for providing services in connection with fund shares. These services may include the following costs: (a) of printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the life insurance company; (c) of holding seminars and sales meetings designed to promote sales of Fund shares; (d) of obtaining information and providing explanations to variable contract owners regarding the Funds' investment objectives and policies and other information about the Funds;
(e) of training sales personnel regarding the Funds' (f) of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (g) of personal service and/or maintenance of variable contract owner accounts with respect to Fund shares attributable to such accounts; and (h) of financing any other activity that the Trust's Board of Trustees determines is primarily intended to result in the sale of the Funds' shares. Payments may also be made to financial institutions, industry professionals and broker-dealers for providing distribution assistance relating to the sale of the Funds' shares. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



                        PURCHASE AND REDEMPTION OF SHARES

Each Fund continuously offers its shares to insurance companies for the funding of Variable Contracts. Shares are offered at the net asset value ("NAV") per share next determined after the Fund or its designated agent receives and accepts a proper purchase request. Shares of the Funds are not sold directly to the public. The insurance company submits purchase and redemption orders to the Funds based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the insurance company by such Variable Contract owners. The insurance companies are designated agents of the Funds. The Funds, the transfer agent and distributor reserve the right to reject any purchase order in whole or in part.


The Funds will ordinarily make payment for redeemed shares within seven (7) business days after the Fund or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Fund or its designated agent receives and accepts the shareholder's request in proper form.

The Funds may suspend the right of redemption or postpone the date of payment during any period when trading on the New York Stock Exchange ("NYSE") is restricted or the NYSE is closed for other than weekends and holidays, when an emergency makes it not reasonably practicable for each Fund to dispose of its assets or calculate its net asset value or as permitted by the Securities and Exchange Commission.

Please read the accompanying prospectus for the Variable Contract for a complete description of the insurance product through which the Funds are offered including associated fees and any restrictions on purchases or withdrawals.

HOW IS SHARE PRICE CALCULATED?

The NAV for the Funds is calculated each day the Funds are open for business as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time.

The NAV per share is calculated by taking the value of the Fund's investments and other assets, subtracting the liabilities, and then dividing by the number of the Fund's outstanding shares. Each Fund's investments are valued based on market value or, if market value is not readily available, based on fair value as determined in good faith by or at the direction of the Fund's board of trustees.

If the NYSE closes early, the Fund will normally consider the closing price of a security to be its price at 4:00 p.m. Eastern time.

The NYSE is typically closed and shares of the Funds will not be priced on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund intends to distribute substantially all of its income and capital gains to its shareholders. Distributions of any net realized long-term capital gains will be made at least annually. The Funds will declare and pay monthly distributions from net investment income and any net realized short-term capital gain. Net investment income consists of dividends and interest accrued on portfolio investments less accrued expenses. All dividends and capital gains distributions will be automatically reinvested at net asset value.

Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, in order to be relieved of federal income tax on that part of its net investment income and realized capital gains it distributes to shareholders. To qualify, the Fund must meet certain relatively complex income and diversification tests. The loss of such status would result in the Fund being subject to federal income tax on its taxable income and gains.

Federal tax regulations require that mutual funds offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts. These requirements must be met at the end of each quarter of the year, or within 30 days thereafter. The Adviser intends to diversify each Fund's investments in accordance with those requirements. The prospectus for the Variable Contracts describe the federal income tax treatment of distributions from such a contract.

Dividends paid by each Fund from its ordinary income and distributions of net short-term capital gains are includable in the insurance company's gross income. The tax treatment of such dividends and distributions depends upon the insurance company's tax status.

You should consult with your own tax adviser regarding the tax consequences of your investment in the separate account, including the application of state and local taxes which may differ from the federal income tax consequences described.


                       SPECIAL INFORMATION ABOUT THE FUNDS

The Funds may offer shares to both variable annuity and variable life insurance policy separate accounts, and directly to qualified plans. The Trustees do not anticipate that this arrangement will disadvantage any Variable Contract owners or plan participants. The Funds' Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Variable Contract owners and plan participants. If a material irreconcilable conflict arises, one or more separate accounts or plans may withdraw their investment in the Funds. This could possibly force the Fund to sell portfolio securities at unfavorable prices. The insurance companies or plans will bear the expenses of establishing separate portfolios for variable annuity and variable life insurance separate accounts and plans if such action becomes necessary; however, ongoing expenses that are ultimately borne by Variable Contract owners and plan participants will likely increase due to the loss of the economies of scale benefits that can be provided to mutual funds with substantial assets.



                              FINANCIAL HIGHLIGHTS

Financial highlights will be included in the prospectus after the Funds have a performance history. This information will reflect financial results for a single Fund share. The total returns in the table will represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions.

                              [OUTSIDE BACK COVER]
                             ADDITIONAL INFORMATION

Shareholder Reports:
-------------------
Additional information about each Fund's investments will be available in the annual and semi-annual reports to shareholders. In the annual report, a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year will be included.

Statement of Additional Information (SAI):
-----------------------------------------
The SAI contains additional information about each of the Funds. It is incorporated by reference into this Prospectus.

To request a free copy of the current annual report, semi-annual report or SAI, or if you have questions about investing in the Funds, please write or call:

                             Kelmoore Investment Company, Inc.
                             2471 E. Bayshore Road, Suite 501
                             Palo Alto, CA  94303
                             (800) ________

You may visit the SEC's website (http://www.sec.gov) to view reports and other information about the Fund. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. Call (202) 942-8090 for information on the operation of the Public Reference Room. In order to assist you in obtaining this information, the following is the Fund's registration number under the Investment Company Act of 1940: 811-09625.


THE KELMOORE STRATEGY(TM) VARIABLE TRUST
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303
(___) ________________

INVESTMENT ADVISER AND DISTRIBUTOR
Kelmoore Investment Company
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

TRANSFER AGENT
PFPC Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA  19406-0903
(610) 239-_________
(800) _____________


CUSTODIAN
PFPC Trust Company
400 Bellevue Parkway
Wilmington, DE  19809

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This
Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              Subject to Completion

      Preliminary Statement of Additional Information dated August 15, 2000





                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                    THE KELMOORE STRATEGY(TM) VARIABLE TRUST

                       Kelmoore Strategy(TM) Variable Fund
                    Kelmoore Strategy(TM) Variable Eagle Fund









Shares of the Funds are available only through the purchase of a variable annuity contract or variable life insurance policy issued through a separate account of an insurance company ("Variable Contract"). The investment adviser of the Funds is Kelmoore Investment Company, Inc. (the "Adviser"). The Funds' distributor is Kelmoore Investment Company, Inc. (the "Distributor").

The Prospectus for the Funds is dated August 15, 2000. The Prospectus provides the basic information an investor should know about the Funds before investing and may be obtained without charge by calling the Funds at (800) ____________. This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Funds' Prospectus, and is incorporated by reference in its entirety into the Prospectus. This SAI is not an offer of shares of the Funds for which an investor has not received the Prospectus.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----

General Information and History.........................................    20

Investment Strategies and Related Risks ................................    20

Investment Restrictions ................................................    24

Management of the Trust.................................................    25

Other Services..........................................................    29

Purchase, Redemption and Pricing of Shares .............................    30

Distributions and Taxes.................................................    31

Portfolio Transactions and Brokerage Commissions .......................    29

Shares of Beneficial Interest...........................................    33

Performance Information ................................................    34

Financial Statements ...................................................    35

                         GENERAL INFORMATION AND HISTORY

The Kelmoore Strategy(TM) Variable Fund and the Kelmoore Strategy(TM) Variable Eagle Fund (each a "Fund" and collectively the "Funds") are diversified series of The Kelmoore Strategy(TM) Variable Trust (the "Trust"), a Delaware business trust organized on October 4, 1999 as an open-end management investment company. The Funds employ Kelmoore Investment Company, Inc. (the "Adviser") to serve as their investment adviser. Currently, the Trust has two series authorized and outstanding. The Trust was established for the purpose of providing a vehicle for the investment of assets of separate accounts of insurance companies for Variable Contracts. Shares of the Funds are offered solely to these separate accounts.


                     INVESTMENT STRATEGIES AND RELATED RISKS

The Prospectus discusses the investment objective of each Fund and the principal strategies to be employed to achieve that objective. This section contains supplemental information concerning types of securities and other instruments in which the Funds may invest, additional strategies that the Funds may utilize and certain risks associated with such investments and strategies.

Common Stock. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Funds the right to vote on measures affecting the company's organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks.

Options on Securities. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the ability of the Adviser to predict future price fluctuations.

Each Fund may write (sell) call and put options on any security in which it may invest. These options will be listed on securities exchanges. Exchange-traded options in the United States are issued by the Options Clearing Corporation (the "OCC"), a clearing organization affiliated with the exchanges on which options are listed. The OCC, in effect, gives its guarantee to every exchange-traded option transaction.

Each Fund receives a premium for each option it writes. The premium received will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

All call and put options written by each Fund are covered (or secured). A written call option is typically covered by maintaining the securities subject to the option in a segregated account. A written call option may also be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the respective Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position.

Put options written by each Fund will be secured by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position.

The obligation of an option writer is terminated upon the exercise of the option, the option's expiration or by effecting a closing purchase transaction.

ADDITIONAL RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance a liquid secondary market will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Reasons for the absence of a liquid secondary market may include the following:
(i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would normally continue to be exercisable or expire in accordance with their terms.


There can be no assurance that higher trading activity, order flow or other unforeseen events might not, at times, render certain of the facilities of the OCC or various exchanges inadequate. Such events have, in the past, resulted in the institution by an exchange of special procedures, such as trading rotations, restrictions on certain types of orders, trading halts or suspensions with respect to one or more options.


The writer of an option lacks the ability to control when an option will be exercised. Although the Funds will generally only write options whose expiration dates are between one and four months from the date the option is written, it is not possible for the Funds to time the receipt of exercise notices. This prevents the Funds from receiving income on a scheduled basis and may inhibit the Funds from fully utilizing other investment opportunities.




The Options Clearing Corporation (the "OCC") sets option expiration dates and exercise prices, which depend on the range of prices in the underlying stock's recent trading history. Option periods usually range from 30 days to 120 days but can have longer durations. Written options have predetermined exercise prices set below, equal to or above the current market price of the underlying stock. The premium a Fund receives for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates. Each Fund's overall return will, in part, depend on the ability of the Adviser to accurately predict price fluctuations in underlying securities in addition to the effectiveness of the Adviser's strategy in terms of stock selection. To assist the Adviser in selecting which options to write, the Adviser utilizes an in-house computer program called "OPTRACKER(TM)".


The size of the premiums each Fund receives for writing options may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option writing activities.

Each securities exchange on which options trade has established limitations governing the maximum number of puts and calls in each class (whether or not covered or secured) that may be written by a single investor, or group of investors, acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the Funds and other clients advised by the Adviser may constitute such a group. These position limits may restrict the number of options the Funds may write on a particular security. An exchange may order the liquidation of positions found to be above such limits or impose other sanctions.


                                OTHER STRATEGIES

Repurchase Agreements. The Funds may enter into repurchase agreements with approved banks and broker-dealers. In a repurchase agreement, the Fund purchases securities with the understanding they will be repurchased by the seller at a set price on a set date. This allows the Fund to keep its assets at work but retain flexibility to pursue longer-term investments upon repurchase.

Repurchase agreements involve risks. For example, if a seller defaults, the Fund will suffer a loss if the proceeds from the sale of the collateral are below the repurchase price. If the seller becomes bankrupt, the Fund may be delayed or incur additional costs in selling the collateral. To help minimize risk, collateral must be held with the Fund's custodian in an amount at least equal to the repurchase price, including accrued interest.

Borrowing. Each Fund may borrow money in amounts up to 10% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 10% limit as provided by the Investment Company Act of 1940, as amended, (the "1940 Act") (not to exceed 30% of the Fund's total assets) in order to meet redemption requests. This borrowing may be unsecured. The Fund will not make any additional purchases of securities at any time its borrowings exceed 10% of its assets. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount it has borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three (3) days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund. Money borrowed will be subject to interest costs that may or may not be recovered by an appreciation of the securities purchased. The Fund may also be required to maintain average balances in connection with borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer securities owned by the Fund as collateral.

Investment Company Securities. Each Fund may invest in securities issued by other investment companies but intends to invest only in money market mutual funds as a temporary investment. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly. The Fund intends to limit its investments in securities issued by other investment companies so that immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities generally include securities that cannot readily be sold within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Such securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, but that are deemed to be illiquid, and repurchase agreements with maturities in excess of seven days.

Temporary Investments. To maintain cash for redemptions, distributions and temporary defensive purposes, each Fund may invest in money market mutual funds and in investment grade short-term fixed income securities, including short-term U.S. government securities, negotiable certificates of deposit, commercial paper and banker's acceptances and repurchase agreements.

Portfolio Turnover. The portfolio turnover rate for each Fund is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all options written by the Fund that expire in less than one year.

Under certain market conditions, the Funds' portfolio turnover rate is likely to be higher than that of other mutual funds. This would be the case, for example, if the Fund writes a substantial number of call options and the market prices of the underlying securities appreciates, causing the options to be exercised. The Funds may also engage in short-term trading (purchase and sale of security in a relatively brief period of time) in response to stock market conditions or changes in economic trends and developments. Although the Funds' annual turnover rate cannot be accurately predicted, it is estimated this rate will not exceed approximately 100% for the current fiscal year assuming normal market conditions. A 100% annual turnover rate would occur if all of the Fund's securities were replaced one time during a one-year period.

Other Investments. Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Funds to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the respective Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.



                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions are considered fundamental, which means they may be changed only by approval of the holders of a majority of the respective Fund's outstanding shares, defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy, or (2) more than 50% of the Fund's outstanding shares.

1. A Fund may not purchase securities that would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the Fund's total assets may be invested in any one industry.

1. A Fund may not issue senior securities, mortgage or pledge assets, or borrow money, except (i) a Fund may borrow money from banks in amounts up to 30% of its total assets (including the amount borrowed); (ii) a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and (iii) a Fund may engage in options transactions as permitted by the 1940 Act and enter into collateral arrangements relating thereto.

2. A Fund may not make loans to other persons, except (i) through the lending of the Fund's portfolio securities provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); or (ii) through the use of repurchase agreements or the purchase of short-term obligations.

3. A Fund may not purchase or sell commodities or real estate (including limited partnership interests but excluding securities secured by real estate or interests therein) in the ordinary course of business, (except the Fund may engage in options transactions as permitted by the 1940 Act and enter into collateral arrangements relating thereto, and the Fund may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities).

5. A Fund may not underwrite securities of other issuers except to the extent the Fund may be considered to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

6. A Fund, with respect to 75% of its total assets, will not invest more than 5% of its total assets in the securities of any single issuer, or own more than 10% of the outstanding voting securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Non-Fundamental Investment Restrictions. The following restrictions are imposed by management of the Funds and may be changed by the Board of Trustees without shareholder approval at any time.

1. A Fund may not invest in a company for the purpose of exercising control or management of the company.

2. A Fund may not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities, and provided that margin payments in connection with options will not constitute purchasing securities on margin.

3. A Fund may not invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be disposed of in seven days at a price approximately equal to the price at which the Fund is valuing the security. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


                             MANAGEMENT OF THE TRUST

The Board of Trustees is responsible for overseeing and monitoring the management of the Funds. The Board of Trustees meets periodically throughout the year to oversee each Fund's operations, review contractual arrangements with companies that provide services to the Funds and review each Fund's performance. The Board of Trustees elects the officers of the Trust to supervise actively its day-to-day operations.

The Trustees and officers of the Trust and their ages, addresses and principal occupations during the past five years are set forth below. Their titles may have varied during the five year period.




---------------------------------------- -------------------------- --------------------------------------------------
NAME, ADDRESS AND AGE                    POSITION HELD WITH THE     PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
                                         TRUST
---------------------------------------- -------------------------- --------------------------------------------------
Shawn K. Young, CPA*                     President, Treasurer and   Chief  Financial  Officer,   Kelmoore  Investment
2471 E. Bayshore Road                    Trustee                    Company,  Inc.  from 12/99 to present.  Formerly,
Suite 501                                                           a Senior  Manager  at  Ernst & Young,  one of the
Palo Alto, CA  94303                                                "big 5"  accounting  firms  from  6/99 to  12/99.
                                                                    Partner  (1/95 to 6/99)  and  manager  (11/90  to
Age 36                                                              12/95)  with  Friar,  Harper &  Arendt,  CPAs,  a
                                                                    regional accounting firm.
---------------------------------------- -------------------------- --------------------------------------------------
Michael Romanchak*                       Chairman of the Board      President  and  Director,   Kelmoore   Investment
2471 E. Bayshore Road                                               Company,   Inc.   from   7/95  to  the   present.
Suite 501                                                           Formerly,  First Vice  President,  Comerica Bank,
Palo Alto, CA  94303                                                from 7/92 to 7/95.

Age 49
---------------------------------------- -------------------------- --------------------------------------------------




                                                                              24

---------------------------------------- -------------------------- --------------------------------------------------
R. Michael Law                           Trustee                    Vice   President,    Comerica   Bank,    Oakland,
155 Grand Avenue                                                    California from 1/87 to present.
Suite 402
Oakland, CA  94612

Age 39
---------------------------------------- -------------------------- --------------------------------------------------
Michael Stepanian                        Trustee                    Attorney,  Law  Offices of Michael  Stepanian  in
819 Eddy Street                                                     San Francisco, California from 1/66 to present.
San Francisco, CA  94109

Age 61
---------------------------------------- -------------------------- --------------------------------------------------
Robert T. Lanz                           Trustee                    Partner,  BDO Seidman,  LLP, an  accounting  firm
19600 Moray Court                                                   located  in San Jose,  California  from  10/98 to
Saratoga, CA  95070                                                 present. Formerly,  Partner,  Meredith,  Cardozo,
                                                                    Lanz & Chici,  LLP, an accounting firm, from 1/95
Age 58                                                              to 10/98.
---------------------------------------- -------------------------- --------------------------------------------------
Tamara B. Heiman                         Secretary                  Executive   Vice   President   and   Director  of
2471 E. Bayshore Road                                               Marketing,   Kelmoore  Investment  Company,  Inc.
Suite 501                                                           from 3/99 to present.  Formerly,  Vice President,
Palo Alto, CA  94303                                                Investment  Advisory  Services  for  Josephthal &
                                                                    Co.,  a NYSE  broker/dealer  from  8/97 to  3/99.
Age 29                                                              Formerly,  Vice  President,   Director  of  Asset
                                                                    Management   for  First  Allied   Securities,   a
                                                                    national  independent broker dealer, from 8/94 to
                                                                    3/99.
---------------------------------------- -------------------------- --------------------------------------------------




*AN ASTERISK INDICATES A TRUSTEE WHO MAY BE DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST (AS THAT TERM IS DEFINED IN THE 1940 ACT). MR. ROMANCHAK AND MS. YOUNG ARE CONSIDERED "INTERESTED PERSONS" OF THE TRUST DUE TO THEIR AFFILIATION WITH THE ADVISER.


Members of the Audit Committee of the Board of Trustees are Mr. Law and Mr. Lanz. The Audit Committee members make recommendations to the Trustees regarding the selection of auditors and confer with the auditors regarding the scope and results of the audit.

Members of the Nominating Committee of the Board of Trustees are Messrs. Stepanian, Law and Lanz. The Nominating Committee is responsible for the selection and nomination of disinterested Trustees.

Members of the Valuation Committee of the Board of Trustees are Ms. Young, Mr. Matthew Kelmon and Mr. R. Michael Law. The Valuation Committee is responsible for fair value pricing of the Fund's portfolio securities.


Each Trustee of the Fund who is not an affiliated person of the Adviser or Distributor, as defined in the 1940 Act, receives an annual retainer of $4,000 per year (payable in equal installments at the end of each quarter) plus reimbursement for certain travel and other out-of-pocket expenses incurred with attending such meetings.


The following table estimates the compensation expected to be paid by the Trust during the Fund's fiscal year ending December 31, 2000 to the persons who are to serve as Trustees during such period:




------------------------------------- ----------------------------------- --------------------------------------------
                                                  ESTIMATED                                  TOTAL
          NAME OF TRUSTEE                 COMPENSATION FROM THE TRUST        COMPENSATION FROM THE COMPLEX PAID TO
                                                                                            TRUSTEE
------------------------------------- ----------------------------------- --------------------------------------------
Shawn K. Young                                         $    0                             $    0
Michael Romanchak                                           0                                  0
R. Michael Law                                          4,000                              4,000
Michael Stepanian                                       4,000                              4,000
Robert T. Lanz                                          4,000                              4,000




NOTE: THE TRUSTEES AND OFFICERS AFFILIATED WITH THE ADVISER ARE NOT COMPENSATED BY THE TRUST FOR THEIR SERVICES. THE TRUST DOES NOT HAVE ANY RETIREMENT PLAN FOR ITS TRUSTEES.


Investment Adviser. The Trust has employed Kelmoore Investment Company, Inc. (the "Adviser") as its investment adviser. The Adviser, an SEC registered investment adviser organized in 1992, has been managing the Kelmoore Strategy(TM) Fund, open-end mutual fund, since May 3, 1999 and the Kelmoore Strategy(TM) Eagle Fund, an open-end fund, since June 28, 2000. As of June 30, 2000, the Adviser managed approximately $400 million of assets, consisting of discretionary brokerage accounts and the assets of the Kelmoore Strategy(TM) Fund and the Kelmoore Strategy(TM) Eagle Fund. Through his ownership and voting control of more than 25% of the outstanding shares of the Adviser, Ralph M. Kelmon, Jr. is considered to control the Adviser. Mr. Kelmon is the Chief Executive Officer and Chairman of the Board of the Adviser. Mr. Kelmon is the father of Matthew Kelmon, the primary portfolio manager for the Funds, and Shawn
K. Young, President and Treasurer of the Trust.


The Adviser manages each Fund's investments consistent with its investment objectives, policies and limitations. The Adviser also makes recommendations with respect to other aspects and affairs of the Funds. The Adviser also furnishes the Funds with certain administrative services, office space and equipment. All other expenses incurred in the operation of the Funds are borne by the Funds. The Adviser also supervises the provision of services by third parties such as the Funds' transfer agent and custodian. Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of fact or law or for any loss by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss from a breach of a fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Investment Advisory Agreement.

For providing investment advisory and other services and assuming certain Fund expenses, each Fund pays the Adviser a monthly fee at the annual rate of 1.00% of the value of the Fund's average daily net assets. For the Funds' initial fiscal years ending December 31, 2000 and December 31, 2001, the Adviser has voluntarily agreed to waive its fees and reimburse expenses so that each Fund's annual operating expenses will not exceed 2.25%. The Adviser may terminate this waiver at any time. Any waiver or reimbursement by the Adviser is subject to reimbursement by the Fund within the following three years, to the extent such reimbursement by the Fund would not cause total operating expenses to exceed any current expense limitation. Additionally, the Adviser has agreed to reimburse all expenses incurred in connection with the organization of the Funds, subject to recoupment described above.


The Investment Advisory Agreement (the "Agreement") for the Kelmoore Strategy(TM) Variable Fund was approved by the Trustees, including a majority of the Trustees who are not "interested persons" of the Fund, on March 2, 2000. The Trustees approved the addition of the Kelmoore Strategy(TM) Variable Eagle Fund to the Agreement on July 28, 2000. The Agreement was approved by the initial shareholder of the Funds on _____________, 2000. The Agreement, as it applies to each Fund, is for an initial term of two years and continues in effect from year to year thereafter if such continuance is approved annually by the Trustees or by a vote of a majority of the outstanding shares of the respective Fund, and, in either case, by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party to the Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without penalty by the Trustees, by vote of a majority of the outstanding shares of the respective Fund or by the Adviser, upon sixty days' written notice. The Agreement terminates automatically if assigned.


Code of Ethics. To mitigate the possibility that the Funds will be adversely affected by personal trading of employees, the Funds and the Adviser have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal trading accounts of Trustees and others who normally come into possession of information on portfolio transactions.

Expenses. In addition to fees of the Adviser, each Fund is responsible for payment of the following, including, but not limited to: fees and expenses of disinterested Trustees (including any independent counsel to the disinterested Trustees); fees and expenses for independent audits and auditors; legal fees; interest expenses; fees and commissions; taxes; insurance premiums; charges of administrators, custodians and transfer agents or other service providers; bookkeeping expenses; and costs of obtaining quotations for portfolio securities and the pricing of Fund shares.

Name. The word "Kelmoore" is used by the Trust with the Adviser's consent and the Trust has a non-exclusive license to use the name "Kelmoore Strategy(TM)" and the word "Kelmoore" in the name of any fund. If the Adviser ceases to be the investment adviser of the Funds, the Adviser may require the Trust and the

Funds to delete the word "Kelmoore" from their names and cease to otherwise use the word "Kelmoore."

                                 OTHER SERVICES

Distributor. Kelmoore Investment Company, Inc., 2471 East Bayshore Road, Suite 501, Palo Alto, CA 94303 (the "Distributor") serves as the distributor (principal underwriter) of each Fund's shares, which are offered on a continuous basis.

The Distributor serves as the principal distributor of the Funds' shares pursuant to a Distribution Agreement with the Funds. The Distribution Agreement is renewable annually provided its renewal is approved by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of parties to the Distribution Agreement and who have no direct or indirect financial interest in the Distribution Agreement or any related distribution plan. The Distribution Agreement may be terminated at any time, without the payment of a penalty, on sixty days' written notice by the Distributor, by the non-interested Trustees or by the vote of the holders of the lesser of: (a) 67% of the Trust's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Trust. The Distribution Agreement automatically terminates if it is assigned. The Distributor does not receive any fee or other compensation under the Distribution Agreement other than fees it receives in accordance with the Distribution Plan described below.


Distribution Plan. The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") for each of the Funds. The Plan permits the Funds to pay the Distributor for remittance to a life insurance company or an affiliate thereof for various costs incurred or paid in connection with the distribution of shares of the Funds. The Trust may make quarterly payments to the Distributor, for remittance to a life insurance company or any affiliate thereof, in order to reimburse the life insurance company for eligible expenses incurred or paid in an amount not to exceed 0.25% of the average daily net assets of such Fund attributable to a life insurance company's variable contract owners during that quarterly period.

Expenses payable pursuant to the Plan include, but are not limited to the following costs: (a) of printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the life insurance company; (c) of holding seminars and sales meetings designed to promote sales of Fund shares;
(d) of obtaining information and providing explanations to variable contract owners regarding the Funds' investment objectives and policies and other information about the Funds; (e) of training sales personnel regarding the Funds; (f) of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (g) of personal service and/or maintenance of variable contract owner accounts with respect to Fund shares attributable to such accounts; and (h) of financing any other activity that the Trust's Board of Trustees determines is primarily intended to result in the sale of the Funds' shares.

The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan.

The Plan is subject to annual approval by the Trustees. The Plan is terminable at any time, without penalty, by a vote of a majority of the non-interested Trustees or by vote of a majority of the outstanding shares of each of the Funds. The Plan may not be amended to increase materially the amount that may be spend for distribution by a Fund without the approval of a majority of the outstanding voting securities of that Fund. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Plan was adopted because of its anticipated benefit to the Funds. These anticipated benefits include increased promotion and distribution of the Funds' shares, an enhancement in the Funds' ability to maintain accounts and improve asset retention and increased stability of net assets for the Funds.

Administration and Transfer Agency Services. The Fund has entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC"), 3200 Horizon Drive, King of Prussia, PA 19406. PFPC is an indirect, wholly owned subsidiary of PNC Bank Corp. PFPC performs certain administrative and accounting services for the Funds and is responsible for certain clerical, recordkeeping and bookkeeping services. These services include determining the net asset value per share of the Funds and filing various reports with the appropriate regulatory agencies and preparing materials required by the SEC. The services provided by PFPC as Administrator include regulatory compliance, assistance in the preparation and filing of post-effective amendments to the Trust's registration statement with the SEC, preparation of annual, semi-annual and other reports to shareholders and the preparation of board meeting materials. For the administrative and fund accounting services PFPC provides to the Funds, PFPC is paid an annual fee calculated daily and paid monthly which is expected to approximate 0.18% of net assets.

In addition to the services provided by PFPC to the Funds as Administrator, PFPC also provides transfer agency and dividend disbursing services to the Funds pursuant to a separate agreement.

Custodian. PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as custodian of the Funds' assets pursuant to a custodian agreement.

Legal Counsel. Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, DC 20004-2415, serves as legal counsel to the Trust and the Adviser and Distributor.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

Each Fund is an investment vehicle for the separate accounts of Variable Contracts offered by insurance companies. Individual Variable Contract holders are not the shareholders of the Funds. Rather, a participating insurance company and its separate accounts are the shareholders. The offering is without a sales charge and is made at each Fund's net asset value per share. Shares of the Funds are not offered to the general public. Each Fund reserves the right, in its sole discretion, to refuse purchase orders. The procedures for redemption of Fund shares under ordinary circumstances is set forth in the Prospectus and in the separate prospectus relating to the Variable Contracts which accompanies the Prospectus.

The Funds' shares are purchased and redeemed at the net asset value per share. The net asset value per share of each Fund is calculated on each day, Monday through Friday, except days on which the New York Stock Exchange is closed. The NYSE is currently scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The Funds' net asset value per share is determined as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m., Eastern Time, by taking the value of all assets of the Fund, subtracting liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent.

The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by or at the direction of the Board of Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ"), will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Exchange traded options will be valued at the last sale price in the market where such options are principally traded or, if no sale occurs, at the mean between the last bid and asked price. Debt securities with a remaining maturity of sixty days or more will be valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost. Valuations may be obtained from independent pricing services approved by the Trustees.

When the Funds write a put or call option, it records the premium received as an asset and equivalent liability, and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding paragraph.


                             DISTRIBUTIONS AND TAXES

Distributions. All dividends and capital gains distributions paid by the Funds will be automatically reinvested, at net asset value, in additional shares of the Fund unless otherwise indicated. Each Fund currently intends to declare and pay dividends, if any, on a monthly basis. There is no fixed dividend rate and there can be no assurance that the Funds will pay any dividends or realize any capital gains.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Funds, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Funds just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Taxes. It is the policy of each Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Fund will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, that is, the insurance companies separate accounts. To meet these requirements and to meet other requirements necessary for it to be relieved of federal income taxes on income and gain it distributes to the separate investment accounts that invest in the Fund, the Fund must, among other things:

1. derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;

2. diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to a value not greater than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. government securities or securities of other regulated investment companies); and

3. distribute in or with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

Each Fund intends to declare capital gain and ordinary income dividends by the end of each calendar year and to distribute such dividends no later than January 31 of the following year to the extent necessary to avoid the 4% excise tax on undistributed regulated investment company income enacted by the Tax Reform Act of 1986. The 4% excise tax applies to the excess of the required distribution for the calendar year over the amount treated as distributed for that year. The required distribution equals 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income for the one year period ending October 31 (or December 31, if the Fund so elects) and any shortfall of income or gains from the prior year not previously so distributed.

The Treasury Department has issued Regulations under Internal Revenue Code
Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Fund intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Fund by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issue. A variable contract based upon a separate account will not receive favorable tax treatment as an annuity or life insurance contract unless the separate account and underlying regulated investment company investments are adequately diversified. In determining whether a separate account is adequately diversified, in certain circumstances the separate account can look through to the assets of the regulated investment company in which it has invested.

The Regulations require the Funds' assets to be diversified so that no single investment represents more than 55% of the value of the Fund's total assets, no two investments represent more than 70% of the Fund's total assets, no three investments represent more than 80% of the Fund's total assets and no four investments represent more than 90% of the Fund's total assets. A "safe harbor" is available to a separate account if it meets the diversification tests applicable to registered investment companies and not more than 55% of its assets constitute cash, cash items, government securities and securities of other registered investment companies.

The applicable Regulations treat all securities of the same issuer as a single investment. In the case of "government securities," each government agency or instrumentality shall be treated as a separate issuer for the purpose of the diversification test (although not for the purpose of the "safe harbor" test described above). All securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. The Trust intends to comply with these diversification requirements. Failure of the Funds to satisfy the Section 817(h) requirements would result in taxation of the applicable separate accounts, the insurance companies variable life policies and variable annuity contracts, and tax consequences to the holders thereof.

The foregoing is only a brief summary of important tax considerations that generally affect the Funds. Prospective investors should consult their own tax advisers with regard to the Federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

For a discussion of the impact on Variable Contract owners of income taxes an insurer may owe as a result of (i) its ownership of shares of the Fund, (ii) its receipt of dividends and distributions thereon, and (iii) its gains from the purchase and sale thereof, reference should be made to the Prospectus for the Variable Contract accompanying this Prospectus.

Backup Withholding. The Funds generally will be required to withhold U.S. Federal income tax at the rate of 31% ("backup withholding") of all distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

Tax Implications of Options. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Each Fund intends to place substantially all its securities transactions, including transactions involving options, through the Adviser in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. These procedures, which have been adopted by the Board of Trustees, including a majority of the non-interested Trustees, are reasonably designed to provide that any commissions, fees or other compensation paid to the Adviser (or any affiliate) are fair and reasonable when compared to commissions, fees and other compensation received from other firms who engage in comparable transactions. The Funds will not deal with the Adviser (or any affiliate) in any transaction in which the Adviser (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission.

The Adviser may utilize non-affiliated brokers, dealers or members of a securities exchange to execute portfolio transactions on behalf of the Funds and, like the Adviser, such firms may receive commissions for executing the Funds' securities transactions. In effecting the purchase or sale of portfolio securities from non-affiliated brokers, dealers or members of an exchange, the Adviser will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Adviser may use brokerage and research services provided to it by brokers and dealers in servicing all its clients.

The Adviser currently manages separate accounts that employ investment strategies similar to those used by the Funds. At times, investment decisions may be made to purchase or sell the same security for the Funds and one or more of the other clients advised by the Adviser. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the transactions will be allocated as to amount and price in a manner considered equitable to each so that each receives, to the extent practicable, the average price for such transaction. There may be circumstances in which such simultaneous transactions would be disadvantageous to the Funds with respect to price and availability of securities. In other cases, however, it is believed that transactions would be advantageous to the Funds.


                          SHARES OF BENEFICIAL INTEREST

The Trust is a diversified, open-end investment management company. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Board of Trustees have authorized two series with one class of shares issued currently. The Board of Trustees has authority, without necessity of a shareholder vote, to create any number of new funds or classes of shares at any time in the future. The establishment and offering of additional funds will not alter the rights of the Trust's shareholders.

As a beneficial owner, you receive one vote for each share of the Funds you own and each fractional share you own shall be entitled to a proportionate fractional vote. Each issued and outstanding share of the Funds is entitled to participate equally in dividends and distributions declared and in the net assets of the Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Under Delaware law, shareholders will be liable for the obligations of the Fund only to the extent of their investment in the Fund.

When issued, shares are fully paid, non-assessable and freely transferable. Shares do not have preemptive rights or subscription rights. Each Fund's shares have equal voting rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund. The interests of shareholders in the Fund will not be evidenced by a certificate or certificates representing shares of the Fund.

Unless otherwise required by the 1940 Act, the Trust is not required and does not intend to hold regular annual shareholder meetings. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Trust Instrument provides that the holders of net less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

Special shareholder meetings may be required for proposals requiring shareholder approval as may be required by the 1940 Act, the Trust Instrument or By-Laws of the Trust.

The insurance companies will be each Fund's sole shareholders of record, and pursuant to the 1940 Act, such shareholders may be deemed to be in control of the Fund. When a shareholder's meeting occurs, each insurance company solicits and accepts voting instructions from its Variable Contract owners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each shareholder then votes the Fund's shares that are attributable to its interests in the Fund in which it is entitled to vote, in proportion to the voting instructions received.

Each Fund is available through separate accounts relating to both variable annuity and variable life insurance contracts, and directly to qualified plans. The Funds do not currently foresee any disadvantages to Variable Contract owners or plan participants arising from offering their shares to variable annuity and variable life insurance policy separate accounts and plans, and the

Board of Trustees continuously monitors events for the existence of any material irreconcilable conflict between or among Variable Contract owners and plans. Material conflicts could result from, for example, (i) changes in state insurance laws; (ii) changes in federal income tax laws; or (iii) differences in voting instructions between those given by variable life owners and variable annuity owners. If a material irreconcilable conflict arises, as determined by the Board of Trustees, one or more separate accounts or plans may withdraw their investment in the Fund. This could possibly require the Fund to sell portfolio securities at disadvantageous prices. Each insurance company or plan will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts and plans if such action becomes necessary. However, ongoing expenses that are ultimately borne by Variable Contract owners and plan participants will likely increase due to the loss of economies of scale benefits that can be provided to separate accounts with substantial assets.


                             PERFORMANCE INFORMATION

The Funds' performance may be used from time to time in advertisements, shareholder reports or other communications disseminated to existing or prospective shareholders or Contract owners. THE FUND PERFORMANCE DOES NOT REFLECT THE VARIABLE CONTRACT FEES AND CHARGES. Past performance does not indicate or project future performance. Performance information may include a Fund's investment results and/or comparisons of its investment results to the Fund's benchmark index or other various unmanaged indexes or results of other mutual funds with similar investment objectives or investing or savings vehicles. The Funds' performance will be calculated on a total return basis in the manner set forth below.

A Fund may provide periodic and average annualized "total return" quotations. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the reinvestment of any dividends and distributions.

Quotations of total return and yield will not reflect Contract charges and expenses. The prospectus for a Contract will contain information about performance of the relevant separate account and Contract.

Total Return. Total return is calculated for the specified periods of time by assuming a hypothetical investment of $1,000 in the Fund's shares. Each dividend or other distribution is treated as having been reinvested at net asset value on the payment date. The total returns stated are the percent that an original investment would have increased during the applicable period.

Average Annual Total Return. Each Fund computes its average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                       (l/n)
                  AVERAGE ANNUAL TOTAL RETURN = (ERV/P)     - 1


       Where:              ERV      = ending redeemable value at the end of the
                                    period covered by the computation of a
                                    hypothetical $1,000 payment made at the
                                    beginning of the period, assuming
                                    reinvestment of all dividends and
                                    distributions

                            P       = hypothetical initial payment of $1,000

                            n       = number of years

Aggregate Annual Total Return. Each Fund may compute its aggregate total return over a specified period which represents the cumulative change in the value of an investment in the Fund for the specified period. The formula for calculating aggregate total return is as follows:

                  AGGREGATE TOTAL RETURN = (ERV-P)/P



     Where:                ERV      = ending redeemable value at the end of the
                                    period covered by the computation of a
                                    hypothetical $1,000 payment made at the
                                    beginning of the period, assuming
                                    reinvestment of all dividends and
                                    distributions

                           P        = hypothetical initial payment of $1,000

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the payment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not indicative of future results and do not take into account Federal, state and local taxes, if any, that shareholders must pay on a current basis.

Since performance will vary from time to time depending upon market conditions, the composition of the portfolio and operating expenses, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. Performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time.

Comparing Performance. Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Barron's, Business Week, Changing Times, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, The Kiplinger's Magazine,, U.S. News and World Report, Value Line, Wall Street Journal, Weisenberger Investment Companies Services and Working Women.

                              FINANCIAL STATEMENTS

Reports to Shareholders. Shareholders and Variable Contract owners will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

                    THE KELMOORE STRATEGY(TM) VARIABLE TRUST
                           PART C - OTHER INFORMATION


Item 23.    EXHIBITS:

(a) Trust Instrument is incorporated by reference to Registrant's Registration Statement on Form N-1A filed on October 13, 1999.

(b) By-Laws are incorporated by reference to Registrant's Registration Statement on Form N-1A filed on October 13, 1999.

(c)      Not Applicable

(d) Investment Advisory Agreement between The Kelmoore Strategy(TM) Variable Trust and Kelmoore Investment Company, Inc., as amended, is filed herewith.

(e) Distribution Agreement between The Kelmoore Strategy(TM) Variable Trust and Kelmoore Investment Company, Inc. is filed herewith.

(f)      Not Applicable

(g) Custodian Services Agreement between The Kelmoore Strategy(TM) Variable Trust and PFPC Trust Company is filed herewith.

(h)      (1) Transfer Agency Services Agreement is filed herewith.
         (2) Administration and Accounting Services Agreement is filed herewith.
         (3) Form of Participation Agreement is filed herewith.

(i)      Opinion and Consent of Counsel is filed herewith.

(j)      Not Applicable

(k)      Not Applicable

(l)      Not Applicable

(m)      (1) Distribution Plan Pursuant to Rule 12b-1 is filed herewith.

         (2) Distribution and Services Agreement is filed herewith.

(n)      Not Applicable

(p) (i) Code of Ethics of the Trust and the principal underwriter is filed herewith

(q)      Powers of Attorney are filed herewith:
                 1.  Shawn K. Young, CPA
                 2.  Michael Romanchak
                 3.  R. Michael Law
                 4.  Michael Stepanian
                 5.  Robert T. Lanz
                 6.  Tamara B. Heiman

Item 24. Persons Controlled by or under Common Control with Registrant.



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

         Not Applicable

Item 25. Indemnification.

                  Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Trust Instrument and By-Laws which are incorporated herein by reference and to the Participation Agreement filed herewith.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

                  Kelmoore Investment Company, Inc. (the "Adviser") is primarily engaged in the brokerage and investment advisory business. The Adviser serves as investment adviser to the Fund and to Kelmoore Strategy(TM) Fund and the Kelmoore Strategy(TM) Eagle Fund, open-end investment management companies.

                  For information as to any other business, vocation or employment of a substantial nature in which each director or officer of the Adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, please refer to the Adviser's Form ADV (File #801-53123) filed with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, and incorporated herein by reference.

Item 27. Principal Underwriters.

         (a) The Adviser also serves as the distributor of the shares of the Kelmoore Strategy(TM) Fund and the Kelmoore Strategy(TM) Eagle Fund, open-end investment companies. The Adviser also currently acts as the principal underwriter for Kelmoore Covered Writing Fund, K2 LP, a California Limited Partnership.

         (b) The following table sets forth information concerning each director and officer of the Adviser.





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

Name and Principal         Positions and Offices           Positions and Offices
Business Address*          with Underwriter                with Registrant
------------------         ---------------------           ---------------------

Ralph M. Kelmon, Jr.       Chairman of the Board,          None
                           Chief Executive Officer,
                           and Treasurer

Michael Romanchak          Director and President of       Chairman of the Board
                           Institutional Sales             of Trustees

David R. Moore             Director                        None

A. Duncan King             Director                        None

Norman H. Moore, Jr.       Vice President-                 None
                           Administration: Corporate
                           Secretary and Chief
                           Compliance Officer

Norman H. Moore            Director                        None

Cece G. Montgomery         Chief Financial Officer         None

Matthew Kelmon             Vice President of Trading       None

Thomas W. Killilea         Director                        None

Richard J. Deagazio        Director                        None

Edward J. Devereaux        Director and President          None
                           of Retail Sales

Tamara Beth Heiman         Vice President and              Secretary
                           Associate Director
                           of Marketing

* All addresses are 2471 East Bayshore Road, Suite 501, Palo Alto, CA 94303 unless otherwise indicated.

         (c) Not applicable.

Item 28. Location of Accounts and Records.

The accounts, books, or other documents required to be maintained by Registrant under Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of:

         (1)      Kelmoore Investment Company, Inc.
                  2471 E. Bayshore Road
                  Suite 501
                  Palo Alto, CA  94303
                  (records relating to function as investment adviser and distributor to the Funds)



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


         (2)      PFPC Inc.
                  3200 Horizon Drive
                  P.O. Box 61503
                  King of Prussia, PA  19406-0903
                  (records relating to function as transfer agent and administrator)

         (3)      PFPC Trust Company
                  400 Bellevue Parkway
                  Wilmington, DE  19809
                  (records relating to function as custodian)


Item 29. Management Services. Not Applicable.

Item 30. Undertakings. Not Applicable.



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                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Palo Alto and the State of California on this 3rd day of August, 2000.




                                        THE KELMOORE STRATEGY(TM) VARIABLE TRUST
                                        (Registrant)



                                        /s/ Shawn K. Young, CPA
                                        By: Shawn K. Young, CPA, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement of The Kelmoore Strategy(TM) Variable Trust has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                 TITLE                DATE


*/s/ Michael Romanchak
------------------------
Michael Romanchak              Chairman of the Board        August 3, 2000


*/s/ Shawn K. Young, CPA
------------------------
Shawn K. Young                 President, Treasurer         August 3, 2000
                               and Trustee

*/s/ R. Michael Law
------------------------
R. Michael Law                 Trustee                      August 3, 2000


*/s/ Michael Stepanian
------------------------
Michael Stepanian              Trustee                      August 3, 2000


*/s/ Robert T. Lanz
------------------------
Robert T. Lanz                 Trustee                      August 3, 2000



*BY: /s/ Sandra L. Adams
------------------------
Sandra L. Adams
Attorney-In-Fact




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

                    THE KELMOORE STRATEGY(TM) VARIABLE TRUST

                            EXHIBIT INDEX TO PART "C"
                                       OF
                             REGISTRATION STATEMENT



ITEM NO.    DESCRIPTION

23(d)             Investment Advisory Agreement

23(e)             Distribution Agreement

23(g)             Custodian Services Agreement

23(h)             (1)      Transfer Agency Services Agreement
                  (2)      Administration and Accounting Services Agreement
                  (3)      Form of Participation Agreement

23(i)             Opinion and Consent of Counsel

23(m)             (1) Distribution Plan Pursuant to Rule 12b-1

                  (2) Distribution and Services Agreement


23(p)             (i) Code of Ethics of the Trust and the principal underwriter

23(q)             Powers of Attorney
                  (1)      Shawn K. Young, CPA
                  (2)      Michael Romanchak
                  (3)      R. Michael Law
                  (4)      Michael Stepanian
                  (5)      Robert T. Lanz
                  (6)      Tamara B. Heiman




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